Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2020	2019
Computer and Office Equipment	$271	$243
Lab Equipment	401	401
Leasehold Improvements	24	24
Construction in Progress	28	—

Subtotal	724	668
Accumulated depreciation and amortization	(205)	(167)

Property and equipment, net	$519	$501

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2018	2019
Computer and Office Equipment	$39	$243
Lab Equipment	277	401
Leasehold Improvements	—	24

Subtotal	316	668
Accumulated depreciation and amortization	(56)	(167)

Property and equipment, net	$260	$501